Government Grant (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019
Government Grant [Abstract]
Agreement for non-refundable, description	Telesat entered into an agreement for a non-refundable government contribution of a value up to $85 million to July 31, 2023 relating to the LEO constellation.
Recorded relating to agreement		$ 5,000